UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-5896

DWS Target Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  7/31

Date of reporting period: 10/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2010 (Unaudited)

DWS Target 2013 Fund

	Principal Amount ($)	Value ($)
Government & Agency Obligation 80.2%
US Treasury Obligation
US Treasury STRIPS, 4.391% *, 2/15/2013 (Cost $20,194,545)	22,307,000	22,111,479

	Shares	Value ($)
Exchange-Traded Funds 19.5%
iShares S&P 500 Index Fund (a)	18,180	2,160,511
SPDR S&P 500 ETF Trust (a)	27,112	3,213,586

Total Exchange-Traded Funds (Cost $5,101,813)		5,374,097
Securities Lending Collateral 18.8%
Daily Assets Fund Institutional, 0.26% (b) (c) (Cost $5,173,425)	5,173,425	5,173,425
Cash Equivalents 0.7%
Central Cash Management Fund, 0.20% (b) (Cost $181,941)	181,941	181,941

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $30,651,724) †	119.2	32,840,942
Other Assets and Liabilities, Net	(19.2)	(5,281,022)

Net Assets	100.0	27,559,920

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $30,651,724.  At October 31, 2010, net unrealized appreciation  for all securities based on tax cost was $2,189,218.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,189,218 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of 0.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2010 amounted to $5,073,139 which is 18.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
SPDR: Standard & Poor's Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October, 31 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligation	$—	$22,111,479	$—	$22,111,479
Exchange-Traded Funds	5,374,097	—	—	5,374,097
Short-Term Investments(d)	5,355,366	—	—	5,355,366
Total	$10,729,463	$22,111,479	$—	$32,840,942

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended October 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 17, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 17, 2010